Share Capital and Share Premium - Summary of Share Capital and Share Premium (Parenthetical) (Details) - £ / shares	Dec. 31, 2017	Sep. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	£ 0.04	£ 0.01	£ 0.01	£ 0.01
Founder Ordinary 1 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01	0.01
Founder Ordinary 2 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01	0.01
Series A Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01	0.01
Series B Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	£ 0.001	£ 0.001